Deposits for Rental Vehicles (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 3,246,277	$ 2,482,592
Deposits for rental vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 3,246,277	$ 2,482,592